LIQUIDITY	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
LIQUIDITY
LIQUIDITY

NOTE 2—LIQUIDITY

        The Company's unaudited condensed consolidated financial statements have been prepared on a going concern basis, which assumes it will be able to meet its obligations and continue its operations during the twelve-month period following the issuance of its Quarterly Report on Form 10-Q for the three and nine months ended September 30, 2019 (the "Form 10-Q"). These financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classifications of liabilities that may result should the Company be unable to continue as a going concern.

        The MidCap Facility generally provides adequate liquidity for the Company's working capital needs. However, due to certain borrowing base eligibility limitations and exclusions within the MidCap Facility, there are instances where the Company would not have sufficient availability under the MidCap Facility to meet its growth working capital requirements. The borrowing base eligibility limitations and exclusions that have the most impact on availability under the MidCap Facility are customer concentration limits, exclusion of receivables from the Company's joint ventures, and exclusion of receivables related to projects on which there is an underlying surety bond.

        As of the date of the Form 10-Q, management has concluded that its plan has alleviated the substantial doubt regarding the Company's ability to continue as a going concern. While management believes that the Company has sufficient resources to satisfy its 2019 working capital requirements, the Company is currently engaged in a process to refinance its existing credit facilities with Centre Lane and MidCap. In addition, the Company intends to file a registration statement on Form S-1 with the SEC for a rights offering to existing holders of the Company's common stock. However, the Company's liquidity will be periodically, and for certain intervals, significantly constrained due to the working capital requirements that will be needed to execute its plans to grow the business. In the event the Company is unable to close on the new credit facility through its refinancing process, and are unable to address potential liquidity shortfalls in the future, the Company will need to seek additional funding, which may not be available on reasonable terms, if at all, and may result in management concluding that our liquidity position raises substantial doubt about our ability to continue as a going concern. The risk factors described in the 2018 Report under the heading "Item 1A. Risk Factors," are still relevant to the Company's operations.

NOTE 2—LIQUIDITY

        The Company's consolidated financial statements have been prepared on a going concern basis, which assumes that it will be able to meet its obligations and continue its operations during the twelve month period following the issuance of its Annual Report on Form 10-K for the year ended December 31, 2018 (the "Form 10-K"). These financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classifications of liabilities that may result should the Company be unable to continue as a going concern.

        For the past several years, the Company has incurred both net losses and negative cash flows from operations. In response, management undertook, and during 2018 completed, a series of multi-year liquidity initiatives, which included:

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Exiting from all of the former Products division businesses;

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Reducing the corporate headquarters personnel and consolidating the administrative offices into Tucker, Georgia;

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Refinancing the Initial Centre Lane Facility (as defined below) with the New Centre Lane Facility (as defined below), which is a four-year, $35.0 million senior secured credit agreement (For additional information, please refer to "Note 10—Debt"); and

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Entering into the MidCap Facility (as defined below), which is a three-year, $15.0 million secured asset-based revolving credit facility and allows for up to $6.0 million of non-cash collateralized letters of credit (For additional information, please refer to "Note 10—Debt").

        The MidCap Facility generally provides adequate liquidity for our working capital needs. However, there are, due to certain borrowing base eligibility limitations and exclusions within the MidCap Facility, instances where we would not have sufficient availability under the MidCap Facility to meet our growth working capital requirements. The borrowing base eligibility limitations and exclusions that have the most impact on our availability under the MidCap facility are customer concentration limits, exclusion of receivables from our joint ventures, and exclusion of receivables related to projects on which there is an underlying surety bond.

        In early 2019, the Company identified a large, second quarter 2019 customer project which, for approximately a six week timeframe, has very significant working capital requirements. Additionally, the project has an underlying payment and performance surety bond making the resulting receivables unavailable for borrowing under the MidCap Facility. The combination of those two factors, if not addressed, would have resulted in the Company having inadequate cash to continue operations. On March 29, 2019, the Company negotiated a contract amendment with the customer which provides for the payment of our weekly invoices prior to the related payroll disbursements and a consent letter with the lender which increases our borrowing availability by increasing the concentration limit on a major customer's receivables during the second quarter. The Company believes the combination of these two measures adequately addresses its near-term liquidity concerns.

        As a result, management has concluded that as of the date of the Form 10-K, management's plan has alleviated the substantial doubt regarding the Company's ability to continue as a going concern for the twelve-month period following the issuance of these consolidated financial statements. However, our liquidity will be periodically, and for certain intervals, significantly constrained due to the working capital requirements that will be needed to execute our plans to grow the business.